FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
401(k) PROFIT SHARING PLAN
FAIR VALUE MEASUREMENTS
Schedule of Plan's Assets Fair Value Hierarchy

The following table provides the amount and corresponding level of hierarchy for the Plan’s investments that were measured at fair value on a recurring basis as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Interest-bearing cash	$2,843	$—	$—	$2,843
Mutual funds	72,968,341	—	—	72,968,341
Self-directed brokerage accounts	8,605,447	—	—	8,605,447
Merit Medical Systems, Inc. common stock	42,224,320	—	—	42,224,320
Total assets in the fair value hierarchy	$123,800,951	$—	$—	$123,800,951
Investments measured at net asset value
Common-collective trust funds				121,165,003
Stable value fund				2,557,809
Total Investments — at fair value				$247,523,763

The following table provides the amount and corresponding level of hierarchy for the Plan’s investments that were measured at fair value on a recurring basis as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Interest-bearing cash	$2,964	$—	$—	$2,964
Mutual funds	109,564,402	—	—	109,564,402
Self-directed brokerage accounts	6,706,231	—	—	6,706,231
Merit Medical Systems, Inc. common stock	47,972,130	—	—	47,972,130
Total assets in the fair value hierarchy	$164,245,727	$—	$—	$164,245,727
Investments measured at net asset value
Common-collective trust funds				46,868,757
Stable value fund				2,485,412
Total Investments — at fair value				$213,599,896